SHARE CAPITAL	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
SHARE CAPITAL
SHARE CAPITAL

On February 22, 2016, our shareholders approved the increase of our authorized share capital to $6,000,000.00 divided into 600,000,000 common shares of $0.01 par value each.

In February 2016, we announced a private placement of 343,684,000 new shares, or the Private Placement Shares, at NOK 5.00 per share, generating gross proceeds of NOK 1.7 billion (approximately $200 million). The Private Placement Shares are restricted shares in the U.S. and were subject to a six month holding period during which they cannot be traded in the U.S. As such, the Private Placement Shares were delivered and registered on a separate ISIN BMG396371145 and were listed on the OSE only under a separate trading symbol "GOGL R", on February 24, 2016.

In February 2016, we announced a subsequent offering, or the Subsequent Offering, of up to 34,368,400 new common shares at NOK 5.00 per share for gross proceeds of up to NOK171.8 million (approximately $20 million). Ultimately, 13,369,291 new common shares, or the Subsequent Offering Shares, were issued in connection with the Subsequent Offering. As with the Private Placement Shares, the Subsequent Offering Shares issued as part of the Subsequent Offering are restricted shares in the U.S. and were listed on the OSE only under a separate trading symbol "GOGL R", on March 18, 2016.

In the first quarter of 2016, net proceeds from the private placement were $205.4 million comprising $208.0 million gross proceeds from the placement net of issue costs of $2.6 million.

529,728,928 ordinary shares were outstanding as of June 30, 2016 (December 31, 2015: 172,675,637 ordinary shares).

On August 1, 2016 the Company effected 1-for-5 reverse share split of the Company's ordinary shares where every five shares of the Company's issued and outstanding ordinary shares par value $0.01 per share was automatically combined into one issued and outstanding ordinary share par value $0.05 per share. This reduced the number of outstanding common shares from 529,728,928 to 105,945,238. Share capital amounts in the balance sheet at June 30, 2016 and December 31, 2015 have been restated for the 1-for-5 reverse share split.